Other income (expense), net	12 Months Ended
Jun. 30, 2026
Other income (expense), net
Other income (expense), net

9.    Other income (expense), net

Other income (expense), net consists of the following:

	Year ended June 30,
(in € thousands)	2024	2025	2026
Other income
Other income	1,471	626,311	6,303
Foreign exchange gains, net	1,349	—	—
	2,820	626,311	6,303
Other expenses
Foreign exchange losses, net	—	(3,768)	(10,285)
Other operational expenses	(2,553)	(9,006)	(11,619)
	(2,553)	(12,774)	(21,904)
	267	613,538	(15,602)

Other income (expense), net decreased by €629.1 million, from income of €613.5 million for the fiscal year ended June 30, 2025, to an expense of €15.6 million for the fiscal year ended June 30, 2026. The decrease was primarily due to the €623.5 million gain on bargain purchase recognized in connection with the acquisition of YNAP in fiscal year 2025. Excluding this nonrecurring gain, other income (expense), net primarily reflects foreign exchange gains and losses and other operational expenses.